Biological assets	12 Months Ended
Jun. 30, 2020
Biological Assets [Abstract]
Biological assets
9.	Biological assets

	2020	2019
Food cattle	9,037	13,887
Production cattle	25,444	23,235
Grain plantation	20,749	12,860
Cotton plantation	13,724	8,606
Sugarcane plantation	72,043	64,528
Total	140,997	123,116

Current	115,553	99,881
Noncurrent	25,444	23,235

The amounts of expenditures with plantation and tilling of crops are substantially represented by expenditures with the formation of harvest such as: seeds, fertilizers, pesticides, depreciation and manpowers used in the crops.

The area (hectares) to be harvested corresponding to the biological assets is as follows:

	Planted area (Hectares)
	2020	2019
Grains	9,836	8,766
Cotton	1,404	976
Sugarcane (i)	26,959	27,843
	38,199	37,585

(i)	For sugarcane the area considered above refers to the total to be harvested in all the future cuts, considered in the cash flow for calculation of fair value of biological assets. This area includes the hectares leased from Brenco and Partnership IV, according to contracts executed on May 8, 2015 and February 7, 2017, respectively.

Changes in agricultural activity

	Grains	Cotton	Sugarcane
At June 30, 2018	2,203	-	59,790

Expenditures with plantation	173,367	13,323	-
Expenditures with tilling	-	-	123,230
Fair value variation	18,062	2,619	34,511
Harvest of agricultural produce	(181,411)	(7,336)	(153,003)
Effect of conversion	639	-	-

At June 30, 2019	12,860	8,606	64,528

Expenditures with plantation	208,934	13,702	-
Biological assets due to the acquisition of Agrifirma (Note 1.1)	4,883	-	-
Expenditures with tilling	-	-	144,177
Fair value variation	84,435	1,373	75,861
Harvest of agricultural produce	(291,798)	(9,957)	(212,523)
Effect of conversion	1,435	-	-

At June 30, 2020	20,749	13,724	72,043

Changes in cattle raising activity

	Heads of cattle (in number)	Cattle for production
At June 30, 2018	20,993	34,053

Acquisition/birth costs	8,981	7,917
Handling costs	-	11,955
Sales	(8,750)	(17,668)
Deaths	(357)	(581)
Consumption	(2)	(5)
Effect of conversion	-	(75)
Change in fair value	-	1,526
At June 30, 2019	20,865	37,122

Acquisition/birth costs	9,767	9,964
Handling costs	-	18,158
Sales	(15,159)	(33,230)
Deaths	(409)	(685)
Effect of conversion	-	4,450
Change in fair value	-	(1,298)
At June 30, 2020	15,064	34,481

Quantitative data about cattle raising activity, expressed in heads of cattle

	Consumable cattle	Production cattle
At June 30, 2019	4,896	15,969
At June 30, 2020	2,624	12,440

Fair value hierarchy at June 30, 2020

	Amount	Fair value
Sugarcane	72,043	Level 3
Cattle	34,481	Level 2
Grains	20,749	Level 3
Cotton	13,724	Level 3

The significant non-observable inputs used in the measurement of the fair value of sugarcane, grains and cotton classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2020, are as follows. There were no reclassifications among the levels during the year.

Description	Evaluation method	Significant non-observable inputs	Variation of non- observable inputs	Increase in inputs	Sensitivity of inputs to fair value Decrease in inputs
Sugarcane	Discounted cash flow	- Yield	Yield: 45,0 to 118,5 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
		- TRS (Kg of sugar per ton of sugarcane)	Total recoverable sugar: (TRS) 137 to 143 per ton of cane	An increase in TRS generates a positive result in the fair value of biological assets.	A decrease in TRS generates a negative result in the fair value of biological assets.
Corn	Discounted cash flow	- Yield	Yield: 60 to 115 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
Cotton	Discounted cash flow	- Yield	Yield: 4,2 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.

Changes in fair value in the statement of income

	2020	2019	2018
Grains	84,435	18,062	54,892
Cotton	1,373	2,619	-
Sugarcane	75,861	34,511	43,952
Cattle	(1,298)	1,526	239
	160,371	56,718	99,083